Consolidated Statements of Financial Condition (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and amounts due from depository institutions	$ 1,871,605	$ 1,568,478
Interest-earning deposits in other banks	1,179,582	1,065,862
Federal funds sold	5,750,000	5,550,000
Cash and Cash Equivalents	8,801,187	8,184,340
Securities held to maturity, fair value of $27,402,087 in 2011 and $23,084,343 in 2010	25,748,582	21,779,811
Loans receivable, net of allowance for loan losses of $2,247,171 in 2011 and $1,649,319 in 2010	95,161,715	106,477,978
Other real estate owned	743,830
Premises and equipment	2,377,057	2,287,820
Federal Home Loan Bank of New York stock	698,200	807,900
Accrued interest receivable	554,307	607,089
Bank owned life insurance	4,523,252	4,371,605
Other assets	4,106,279	2,502,199
Total Assets	142,714,409	147,018,742
Liabilities
Deposits: Non-interest bearing	5,197,945	5,319,364
Deposits: Interest bearing	109,724,623	111,754,193
Total Deposits	114,922,568	117,073,557
Advances from Federal Home Loan Bank of New York	10,081,574	12,042,583
Advance payments by borrowers for taxes and insurance	190,155	333,023
Other liabilities	2,960,087	1,816,062
Total Liabilities	128,154,384	131,265,225
Stockholders' Equity
Preferred stock, $0.01 par value; 1,000,000 shares authorized; non issued and outstanding
Common stock, $0.01 par value; authorized 9,000,000 shares; issued 2,799,657 shares; outstanding 2,736,907 shares	27,998	27,998
Paid-in Capital	12,725,312	12,653,326
Retained earnings	5,152,987	5,791,170
Unearned employees' stock ownership plan (ESOP) shares	(409,108)	(443,983)
Treasury stock, 62,750 shares, at cost	(446,534)	(446,534)
Accumulated other comprehensive loss	(2,490,630)	(1,828,460)
Total Stockholders' Equity	14,560,025	15,753,517
Total Liabilities and Stockholders' Equity	$ 142,714,409	$ 147,018,742